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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.

Address: 222 Lakeview Ave.
         Suite 1100
         West Palm Beach, FL 33401

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph W. O'Neill Jr.

Title:   CFO

Phone:   561-832-4110


Signature, Place, and Date of Signing:

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
/s/ Joseph W. O'Neill Jr.      West Palm Beach, FL              2-14-2013
 _______________________     ________________________    _______________________
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 112

Form 13F Information Table Value Total: 628,608
                                       _____________________________
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

    ___    28-____________________      ____________________________________

    [Repeat as necessary.]

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES  COM STK   COM              002824100     2679    40905 SH       Sole                    40905
ACCURIDE CORP NEW    COM STK   COM              00439T206     5168  1610016 SH       Sole                  1610016
AMAZON COM INC       COM STK   COM              023135106    25087   100000 SH  PUT  Sole                   100000
                                                              7075    28200 SH  PUT  Sole                    28200
                                                              5017    20000 SH  PUT  Sole                    20000
                                                              5017    20000 SH  PUT  Sole                    20000
                                                              7526    30000 SH  PUT  Sole                    30000
                                                              8780    35000 SH  PUT  Sole                    35000
                                                              5017    20000 SH  PUT  Sole                    20000
                                                              5017    20000 SH  PUT  Sole                    20000
                                                              5017    20000 SH  PUT  Sole                    20000
AMERIS BANCORP       COM STK   COM              03076K108     1273   101921 SH       Sole                   101921
ANADARKO PETE CORP             COM              032511107     5202    70000 SH       Sole                    70000
ATHENAHEALTH INC     COM STK   COM              04685W103     2199    30000 SH  PUT  Sole                    30000
                                                              7329   100000 SH  PUT  Sole                   100000
                                                              3665    50000 SH  PUT  Sole                    50000
                                                              1466    20000 SH  PUT  Sole                    20000
BURGER KING WORLDWIDE INC      COM              121220107      740    45000 SH  PUT  Sole                    45000
CARNIVAL CORP                  COM              143658300     3677   100000 SH  PUT  Sole                   100000
CNO FINANCIAL GROUP INC COM ST COM              12621E103    20922  2242400 SH       Sole                  2242400
COACH INC                      COM              189754104     2776    50000 SH  PUT  Sole                    50000
DEERE & CO COM                 COM              244199105     3906    45201 SH       Sole                    45201
DEVON ENERGY CORP    COM STK   COM              25179M103     9107   175000 SH       Sole                   175000
DICK'S SPORTING GOODS INC      COM              253393102     1820    40000 SH  PUT  Sole                    40000
FLOW INTERNATIONAL CORP (FORME COM              343468104     9485  2710000 SH       Sole                  2710000
FOOT LOCKER INC      COM STK   COM              344849104     3212   100000 SH  PUT  Sole                   100000


FOX CHASE BANCORP   INC COM ST COM              35137T108     1366    82014 SH       Sole                    82014
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     1710    50000 SH       Sole                    50000
                                                              1710    50000 SH  PUT  Sole                    50000
FTI CONSULTING INC   COM STK   COM              302941109    13860   420000 SH  PUT  Sole                   420000
                                                              6092   184600 SH  PUT  Sole                   184600
                                                             22440   680000 SH  PUT  Sole                   680000
                                                               231     7000 SH  PUT  Sole                     7000
                                                              3300   100000 SH  PUT  Sole                   100000
                                                              4620   140000 SH  PUT  Sole                   140000
                                                              3135    95000 SH  PUT  Sole                    95000
                                                              2475    75000 SH  PUT  Sole                    75000
                                                              3300   100000 SH  PUT  Sole                   100000
                                                              5610   170000 SH  PUT  Sole                   170000
                                                              1650    50000 SH  PUT  Sole                    50000
                                                              1650    50000 SH  PUT  Sole                    50000
GAMESTOP CORP NEW CLASS A      COM              36467w109     1255    50000 SH  PUT  Sole                    50000
GENESEE & WYO INC   CL A COM S COM              371559105     1522    20000 SH  PUT  Sole                    20000
GREAT LAKES DREDGE  & DOCK COR COM              390607109     5135   575000 SH       Sole                   575000
HERITAGE FINANCIAL  GROUP INC  COM              42726X102     4923   357009 SH       Sole                   357009
HMN FINANCIAL INC    COM STK   COM              40424G108      712   205232 SH       Sole                   205232
ISB FINL CORP IOWA   COM STK   COM              598511103     1028    50119 SH       Sole                    50119
JARDEN CORP          COM STK   COM              471109108     3852    74500 SH  PUT  Sole                    74500
                                                              5170   100000 SH  PUT  Sole                   100000
                                                             12408   240000 SH  PUT  Sole                   240000
                                                             10340   200000 SH  PUT  Sole                   200000
                                                              3102    60000 SH  PUT  Sole                    60000
                                                              5170   100000 SH  PUT  Sole                   100000
JOHNSON & JOHNSON   COM        COM              478160104     2734    39000 SH       Sole                    39000
KINROSS GOLD CORP   NEW        COM              496902404     1895   195000 SH       Sole                   195000
LANCASTER COLONY CORP COM STK  COM              513847103     3114    45000 SH       Sole                    45000
LULULEMON ATHLETICA INC        COM              550021109     8385   110000 SH  PUT  Sole                   110000
                                                             11435   150000 SH  PUT  Sole                   150000

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
                                                              2287    30000 SH  PUT  Sole                    30000
LUMBER LIQUIDATORS  HLDGS COM  COM              55003T107     2118    40100 SH  PUT  Sole                    40100
MARKET VECTORS GOLD MINERS     COM              57060U100     1160    25000 SH       Sole                    25000
MB FINANCIAL INC               COM              55264U108     2956   149662 SH       Sole                   149662
MICROSOFT CORP       COM STK   COM              594918104     3475   130100 SH       Sole                   130100
MIDDLEBURG FINANCIALCORP       COM              596094102     3494   197852 SH       Sole                   197852
MIDDLEBY CORP        COM STK   COM              596278101     6411    50000 SH  PUT  Sole                    50000
MOSAIC CMPANY                  COM              61945C103     2254    39794 SH       Sole                    39794
MVC CAP INC          COM STK   COM              553829102     4612   379580 SH       Sole                   379580
NEWMONT MINING CORP  COM STK   COM              651639106     4644   100000 SH       Sole                   100000
OCCIDENTAL PETE CORP           COM              674599105     4597    60000 SH       Sole                    60000
OLD REP INTL CORP    COM STK   COM              680223104    12461  1170000 SH       Sole                  1170000
PRICESMART INC.                COM              741511109     1232    16000 SH  PUT  Sole                    16000
SALESFORCE COM INC   COM STK   COM              79466L302    19819   117900 SH  PUT  Sole                   117900
                                                              4909    29200 SH  PUT  Sole                    29200
                                                              5043    30000 SH  PUT  Sole                    30000
                                                              8405    50000 SH  PUT  Sole                    50000
                                                              6724    40000 SH  PUT  Sole                    40000
                                                             16944   100800 SH  PUT  Sole                   100800
                                                              8405    50000 SH  PUT  Sole                    50000
                                                              8405    50000 SH  PUT  Sole                    50000
                                                              8405    50000 SH  PUT  Sole                    50000
                                                             13448    80000 SH  PUT  Sole                    80000
SCHWAB CHARLES CORP NEW COM ST COM              808513105     9047   630000 SH       Sole                   630000
SEACOAST BKG CORP   FLA COMMON COM              811707306     1964  1219584 SH       Sole                  1219584
SHERWIN WILLIAMS CO  COM STK   COM              824348106     6153    40000 SH  PUT  Sole                    40000
SJW CORP             COM STK   COM              784305104     5999   225515 SH       Sole                   225515
SNYDERS-LANCE INC    COM STK   COM              833551104    11698   485000 SH       Sole                   485000
SPDR GOLD TRUST                COM              78463V107     6617    40842 SH       Sole                    40842
STRYKER CORP COM               COM              863667101    10876   198400 SH       Sole                   198400
TIMKEN CO            COM STK   COM              887389104     3348    70000 SH       Sole                    70000


TRONOX LTD ORD SHS CL A        COM              Q9235V101      548    30000 SH       Sole                    30000
ULTA SALON COMSETICS & FRAGRAN COM              90384s303     6387    65000 SH  PUT  Sole                    65000
WEST MARINE INC      COM STK   COM              954235107     4031   375000 SH       Sole                   375000
WHIRLPOOL CORP                 COM              963320106     5088    50000 SH  PUT  Sole                    50000
YUM BRANDS INC                 COM              988498101     1992    30000 SH  PUT  Sole                    30000
CHINA LIFE INSURANCECO ADR     ADR              16939P106     4969   100000 SH  PUT  Sole                   100000
                                                              1988    40000 SH  PUT  Sole                    40000
                                                              8447   170000 SH  PUT  Sole                   170000
                                                              2485    50000 SH  PUT  Sole                    50000
                                                               994    20000 SH  PUT  Sole                    20000
ENSCO PLC COM STK              ADR              G3157S106     8299   140000 SH       Sole                   140000
NEW ORIENTAL EDUCATION & TECHN ADR              647581107     1943   100000 SH  PUT  Sole                   100000
RIO TINTO PLC        ADR       ADR              767204100     3485    60000 SH  PUT  Sole                    60000
                                                              2905    50000 SH  PUT  Sole                    50000
STATOIL ASA                    ADR              85771P102     5634   225000 SH       Sole                   225000
VALE S.A             ADR       ADR              91912E105     2096   100000 SH  PUT  Sole                   100000
                                                              2096   100000 SH  PUT  Sole                   100000
                                                              1920    91600 SH  PUT  Sole                    91600
                                                              2287   109100 SH  PUT  Sole                   109100
                                                              2096   100000 SH  PUT  Sole                   100000
CURRENCYSHARES      AUSTRALIAN                  23129U101    10415   100000 SH  PUT  Sole                   100000
KCN CB 1.75 15MAR2028          CONV             496902AD9    14025 14000000 PRN      Sole                 14000000
ORI CB 3.75 15MAR2018          CONV             680223AH7    13067 12556000 PRN      Sole                 12556000
